Document and Entity Information	Apr. 15, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2020
Entity Registrant Name	AMERICAN FINANCIAL GROUP, INC.
Entity Incorporation, State or Country Code	OH
Entity File Number	1-13653
Entity Tax Identification Number	31-1544320
Entity Address, Address Line One	301 East Fourth Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	579-2121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001042046
5.125% Subordinated Debentures due December 15, 2059 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.125% Subordinated Debentures due December 15, 2059
Trading Symbol	AFGC
Security Exchange Name	NYSE
5.875% Subordinated Debentures due March 30, 2059 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.875% Subordinated Debentures due March 30, 2059
Trading Symbol	AFGB
Security Exchange Name	NYSE
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	AFG
Security Exchange Name	NYSE
6% Subordinated Debentures due November 15, 2055 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6% Subordinated Debentures due November 15, 2055
Trading Symbol	AFGH
Security Exchange Name	NYSE